FINANCIAL RISK MANAGEMENT - Schedule of analysis fore convertible bond, cash and cash equivalents, and marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 145,305	$ 54,944	$ 61,741	$ 207,342
Restricted cash	1,988	1,505
Marketable securities	33,796	112,949
Net cash (debt)	83,034	86,999
Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Debt	(98,056)	(82,399)
Gross debt - variable interest rates
Financial Risk Management [Line Items]
Debt	0	0
Convertible bond - current | Convertible Bond (incl. equity component)
Financial Risk Management [Line Items]
Debt	(5,336)	(4,245)
Convertible bond - non-current | Convertible Bond (incl. equity component)
Financial Risk Management [Line Items]
Debt	$ (92,719)	$ (78,154)